Offerings - Offering: 1	Oct. 02, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 6,900,000.00
Amount of Registration Fee	$ 1,056.39
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,056.39 was paid in connection with the filing of the Schedule TO-I by FT Vest Hedged Equity Income Fund: Series A2 (File No. 005-95083) on June 24, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.